Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of trade receivable balances
	December 31,
	2021	2020
	U.S. dollars in thousands
Open accounts	250	128

Shedule of company’s exposure to credit risk
	Accounts receivables – Open Accounts (without Delays in Collection)	Past due accounts receivable
		Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 120 Days	Total
		U.S. dollars in thousands
		December 31. 2021
Gross carrying amounts	69	—	120	—	—	61	250

		December 31, 2020
Gross carrying amounts	108	—	20	—	—	—	128